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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08363

Evergreen Select Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 2 of its series, Evergreen Equity Index Fund and Evergreen Strategic Value Fund, for the six months ended January 31, 2004. These 2 series have a 7/31 fiscal year end.

Date of reporting period: 1/31/2004

Item 1 - Reports to Stockholders.

Evergreen Equity Index Fund

Evergreen Equity Index Fund: Semiannual Report as of January 31, 2004

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
27	STATEMENT OF ASSETS AND LIABILITIES
28	STATEMENT OF OPERATIONS
29	STATEMENTS OF CHANGES IN NET ASSETS
30	NOTES TO FINANCIAL STATEMENTS
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

March 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Equity Index Fund, which covers the six-month period ended January 31, 2004.

We entered the most recent six-month period ended January 31, 2004 on the heels of one of the most volatile periods for interest rates in history. After impressive gains for the major equity market indices during the first half of 2003, the possibility of deflation, which had the potential to drive both prices and corporate profits significantly lower, grew as a concern for the capital markets.

The deflation concerns surfaced shortly before the start of the investment period. Federal Reserve Chairman Alan Greenspan stated that monetary policymakers were growing concerned about "the possibility of an unwelcome, substantial fall in inflation." Predictably, market interest rates declined, with the yield on the 10-year Treasury having fallen to a low of 3.1% in June. Yet during his semiannual testimony to congressional banking committees in July, the Fed Chairman openly discussed the potential for the U.S. economy to expand in excess of 4.5% during 2004. Market interest rates quickly surged with the yield on the 10-year climbing to 4.6% in late July. Over the course of six weeks, the yield on the 10-year Treasury had risen by 150 basis points.

Despite this turmoil in interest rates, equities largely held their ground during the summer months. Initially, it appeared that during the inflation scare investors were focusing on the short-term benefits of lower interest rates improving the relative valuation of their investments. Yet concerns regarding the longer-term prospects

LETTER TO SHAREHOLDERS continued

for lower profits never had time to materialize, since several positive fundamentals combined to support equities through the dog days of summer.

After achieving relative clarity on Iraq, equities were buoyed by the changes in fiscal legislation. The new tax laws regarding capital gains and dividends provided investors with the most attractive after-tax opportunity in more than sixty years. In addition, the changes in dividend taxation would likely provide companies with an incentive to issue more stock over debt, share profits more generously through tax advantaged dividend payouts and potentially enhance total return opportunities, as yield would likely become an increasingly larger component of total return going forward. Indeed, several large companies such as Microsoft initiated dividends for the first time.

The environment of low interest rates and enhanced fiscal incentives also resulted in stronger economic growth. Third quarter Gross Domestic Product (GDP) grew in excess of 8%, powered by personal consumption. The one time refund of child tax credit checks would help in the short-term, yet the incentives for business investment would enable the recovery to broaden over the long-term, enhancing the likelihood of a sustainable expansion. Business investment surged in the second half of 2003, led by spending on equipment and software. Smaller businesses were also taking advantage of investment incentives, potentially strengthening the long-term trends for employment growth.

This broadening of the economic recovery from personal consumption to capital investment had the desirable effect on corporate profitability. Enhanced by major cost cutting throughout the recession and early recovery, corporate earnings surged in the second half of the year, propelling the major equity market indices higher. These solid profits were augmented by conciliatory comments from Fed officials, frequently suggesting policy

LETTER TO SHAREHOLDERS continued

accommodation could last for a "considerable period." On this hope, and the attractive prospects for relative valuation, equities climbed higher through the new year.

Throughout the investment period, small cap stocks outperformed their larger brethren, as attractive valuations and superior earnings growth commanded significant attention from investors. Also, after a period of underperformance, value stocks began to catch up with growth indexes as the investment period concluded.

Considering these earnings prospects with improving trends for dividend growth, we believe the long-term opportunities remain favorable for diversified equity portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of January 31, 2004

MANAGEMENT TEAM

William E. Zieff
Global Structured Products Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 2/14/1985

	Class A	Class B	Class C	Class I	Class IS
Class inception date	11/4/1998	11/3/1998	4/30/1999	2/14/1985	10/9/1996

6-month return with sales charge	8.26%	9.44%	13.45%	N/A	N/A

6-month return w/o sales charge	14.86%	14.44%	14.45%	15.01%	14.88%

Average annual return *

1 year with sales charge	25.86%	27.57%	31.59%	N/A	N/A

1 year w/o sales charge	33.55%	32.57%	32.59%	33.91%	33.58%

5 year	-2.72%	-2.68%	-2.24%	-1.31%	-1.57%

10 year	9.61%	9.84%	9.90%	10.42%	10.25%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Equity Index Fund Class A shares,1 versus a similar investment in the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class I prior to 7/28/1998 is based on the performance of (1) Class Y of the fund's predecessor fund, Core Fund Equity Index Fund from 6/1/1991 through 7/27/1998 and (2) Class Y of Viking Index Fund from 2/14/1985 through 5/31/1991. Historical performance shown for Class IS prior to 7/28/1998 is based on the performance of (1) Class A of the fund's predecessor fund, Core Fund Equity Index Fund from 10/9/1996 to 7/27/1998, (2) Class Y of Core Fund Equity Index Fund from 6/1/1991 to 10/8/1996, and (3) Class Y of Viking Index Fund from 2/14/1985 through 5/31/1991. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 0.25% for Class IS and 1.00% for Classes B and C. Neither Class I nor Y pays a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

The advisor is waiving its advisory fee and reimbursing the fund for other expenses and a portion of of the 12b-1 fee for Class A. Had the fees and expenses not been waived or reimbursed, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investment Management Company, LLC. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

All data is as of January 31, 2004, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)
		Year Ended July 31,			Year Ended June 30,
CLASS A		2003	2002	2001[1]	2001	2000	1999[2]
Net asset value, beginning of period	$37.12	$34.22	$45.47	$45.95	$54.73	$52.03	$45.23
Income from investment operations
Net investment income	0.23	0.42	0.38	0.02	0.35	0.40	0.29
Net realized and unrealized gains or losses on securities and futures contracts	5.27	2.90	-11.25	-0.48	-8.56	3.09	9.87
Total from investment operations	5.50	3.32	-10.87	-0.46	-8.21	3.49	10.16
Distributions to shareholders from
Net investment income	-0.24	-0.42	-0.38	-0.02	-0.32	-0.43	-0.27
Net realized gains	0	0	0	0	-0.25	-0.36	-3.09
Total distributions to shareholders	-0.24	-0.42	-0.38	-0.02	-0.57	-0.79	-3.36
Net asset value, end of period	$42.38	$37.12	$34.22	$45.47	$45.95	$54.73	$52.03
Total return[3]	14.86%	9.83%	-24.04%	-1.00%	-15.10%	6.76%	24.08%
Ratios and supplemental data
Net assets, end of period (thousands)	$251,399	$207,813	$167,152	$95,801	$86,350	$79,991	$38,203
Ratios to average net assets
Expenses[4]	0.58%[5]	0.57%	0.57%	0.55%[5]	0.55%	0.55%	0.55%[5]
Net investment income	1.13%[5]	1.25%	0.94%	0.65%[5]	0.72%	0.78%	0.96%[5]
Portfolio turnover rate	2%	13%	7%	0%	17%	12%	21%

[1]   For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

[2]   For the period from November 4, 1998 (commencement of class operations), to June 30, 1999.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)
		Year Ended July 31,			Year Ended June 30,
CLASS B		2003	2002	2001[1]	2001	2000	1999[2]
Net asset value, beginning of period	$36.95	$34.07	$45.25	$45.75	$54.62	$52.00	$45.26
Income from investment operations
Net investment income	0.08	0.16	0.10	0	0	0.03	0.08
Net realized and unrealized gains or losses on securities and futures contracts	5.25	2.89	-11.20	-0.50	-8.56	3.05	9.83
Total from investment operations	5.33	3.05	-11.10	-0.50	-8.56	3.08	9.91
Distributions to shareholders from
Net investment income	-0.10	-0.17	-0.08	0	-0.06	-0.10	-0.08
Net realized gains	0	0	0	0	-0.25	-0.36	-3.09
Total distributions to shareholders	-0.10	-0.17	-0.08	0	-0.31	-0.46	-3.17
Net asset value, end of period	$42.18	$36.95	$34.07	$45.25	$45.75	$54.62	$52.00
Total return[3]	14.44%	9.01%	-24.57%	-1.09%	-15.73%	5.95%	23.44%
Ratios and supplemental data
Net assets, end of period (thousands)	$215,294	$188,488	$181,411	$206,205	$207,011	$203,984	$107,334
Ratios to average net assets
Expenses[4]	1.33%[5]	1.32%	1.32%	1.30%[5]	1.30%	1.30%	1.31%[5]
Net investment income (loss)	0.39%[5]	0.50%	0.19%	-0.07%[5]	-0.04%	0.03%	0.21%[5]
Portfolio turnover rate	2%	13%	7%	0%	17%	12%	21%

[1]   For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

[2]   For the period from November 3, 1998 (commencement of class operations), to June 30, 1999.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)
		Year Ended July 31,			Year Ended June 30,
CLASS C		2003	2002	2001[1]	2001	2000	1999[2]
Net asset value, beginning of period	$37.00	$34.12	$45.32	$45.82	$54.69	$52.06	$50.95
Income from investment operations
Net investment income	0.08	0.17	0.11	0	0.04	0.06	0.02
Net realized and unrealized gains or losses on securities and futures contracts	5.26	2.88	-11.23	-0.50	-8.60	3.03	1.11
Total from investment operations	5.34	3.05	-11.12	-0.50	-8.56	3.09	1.13
Distributions to shareholders from
Net investment income	-0.10	-0.17	-0.08	0	-0.06	-0.10	-0.02
Net realized gains	0	0	0	0	-0.25	-0.36	0
Total distributions to shareholders	-0.10	-0.17	-0.08	0	-0.31	-0.46	-0.02
Net asset value, end of period	$42.24	$37.00	$34.12	$45.32	$45.82	$54.69	$52.06
Total return[3]	14.45%	9.00%	-24.57%	-1.09%	-15.71%	5.97%	2.22%
Ratios and supplemental data
Net assets, end of period (thousands)	$216,252	$185,702	$155,305	$118,504	$114,451	$54,707	$3,489
Ratios to average net assets
Expenses[4]	1.33%[5]	1.32%	1.32%	1.30%[5]	1.31%	1.31%	1.31%[5]
Net investment income (loss)	0.39%[5]	0.50%	0.18%	-0.07%[5]	-0.02%	0.01%	0.27%[5]
Portfolio turnover rate	2%	13%	7%	0%	17%	12%	21%

[1]   For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

[2]   For the period from April 30, 1999 (commencement of class operations), to June 30, 1999.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)
		Year Ended July 31,			Year Ended June 30,
CLASS I		2003	2002	2001[1]	2001	2000	1999[2]
Net asset value, beginning of period	$37.14	$34.23	$45.48	$45.97	$54.75	$52.06	$46.27
Income from investment operations
Net investment income	0.29	0.51	0.45	0.03	0.52	0.56	0.54
Net realized and unrealized gains or losses on securities and futures contracts	5.26	2.90	-11.21	-0.49	-8.61	3.06	8.85
Total from investment operations	5.55	3.41	-10.76	-0.46	-8.09	3.62	9.39
Distributions to shareholders from
Net investment income	-0.28	-0.50	-0.49	-0.03	-0.44	-0.57	-0.51
Net realized gains	0	0	0	0	-0.25	-0.36	-3.09
Total distributions to shareholders	-0.28	-0.50	-0.49	-0.03	-0.69	-0.93	-3.60
Net asset value, end of period	$42.41	$37.14	$34.23	$45.48	$45.97	$54.75	$52.06
Total return	15.01%	10.13%	-23.83%	-1.00%	-14.88%	7.02%	22.03%
Ratios and supplemental data
Net assets, end of period (thousands)	$413,876	$429,681	$363,264	$289,307	$288,421	$539,804	$570,864
Ratios to average net assets
Expenses[3]	0.33%[4]	0.32%	0.32%	0.30%[4]	0.30%	0.30%	0.30%
Net investment income	1.39%[4]	1.49%	1.19%	0.93%[4]	0.95%	1.04%	1.19%
Portfolio turnover rate	2%	13%	7%	0%	17%	12%	21%

[1]   For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

[2]   On July 24, 1998, the assets and liabilities of CoreFund Equity Index Fund ("CoreFund") were acquired by Evergreen Equity Index Fund ("Equity Index Fund"). Shareholders of CoreFund Class A, Class B and Class Y became owners of that number of shares of Equity Index Fund, Class IS, Class IS and Class I, respectively, having an aggregate net asset value equal to the aggregate net asset value of their shares of CoreFund immediately prior to the close of business on July 24, 1998. CoreFund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to July 27, 1998 have been carried forward in these financial statements.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)
		Year Ended July 31,			Year Ended June 30,
CLASS IS		2003	2002	2001[1]	2001	2000	1999[2]
Net asset value, beginning of period	$37.12	$34.22	$45.46	$45.95	$54.73	$52.04	$46.27
Income from investment operations
Net investment income	0.24	0.42	0.38	0.02	0.36	0.41	0.45
Net realized and unrealized gains or losses on securities and futures contracts	5.27	2.90	-11.24	-0.49	-8.57	3.07	8.81
Total from investment operations	5.51	3.32	-10.86	-0.47	-8.21	3.48	9.26
Distributions to shareholders from
Net investment income	-0.24	-0.42	-0.38	-0.02	-0.32	-0.43	-0.40
Net realized gains	0	0	0	0	-0.25	-0.36	-3.09
Total distributions to shareholders	-0.24	-0.42	-0.38	-0.02	-0.57	-0.79	-3.49
Net asset value, end of period	$42.39	$37.12	$34.22	$45.46	$45.95	$54.73	$52.04
Total return	14.88%	9.83%	-24.03%	-1.02%	-15.10%	6.74%	21.70%
Ratios and supplemental data
Net assets, end of period (thousands)	$13,168	$12,807	$11,559	$13,883	$14,173	$18,708	$38,051
Ratios to average net assets
Expenses[3]	0.58%[4]	0.57%	0.57%	0.55%[4]	0.55%	0.55%	0.55%
Net investment income	1.15%[4]	1.25%	0.95%	0.68%[4]	0.71%	0.79%	0.95%
Portfolio turnover rate	2%	13%	7%	0%	17%	12%	21%

[1]   For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

[2]   On July 24, 1998, the assets and liabilities of CoreFund Equity Index Fund ("CoreFund") were acquired by Evergreen Equity Index Fund ("Equity Index Fund"). Shareholders of CoreFund Class A, Class B and Class Y became owners of that number of shares of Equity Index Fund, Class IS, Class IS and Class I, respectively, having an aggregate net asset value equal to the aggregate net asset value of their shares of CoreFund immediately prior to the close of business on July 24, 1998. CoreFund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to July 27, 1998 have been carried forward in these financial statements.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 10.8%
Auto Components 0.2%
Cooper Tire & Rubber Co.	7,734	$ 156,768
Dana Corp.	15,565	323,752
Delphi Automotive Systems Corp.	58,683	620,866
Goodyear Tire & Rubber Co. (p)	18,362	174,439
Johnson Controls, Inc.	18,918	1,113,324
Visteon Corp. (p)	13,692	146,505
2,535,654
Automobiles 0.7%
Ford Motor Co. (p)	191,776	2,788,423
General Motors Corp.	58,731	2,917,756
Harley-Davidson, Inc.	31,732	1,619,601
7,325,780
Distributors 0.0%
Genuine Parts Co.	18,221	600,564
Hotels, Restaurants & Leisure 1.3%
Carnival Corp.	65,975	2,930,610
Darden Restaurants, Inc.	17,267	345,340
Harrah's Entertainment, Inc.	11,569	613,157
Hilton Hotels Corp.	39,736	635,776
International Game Technology, Inc.	36,261	1,358,337
Marriott International, Inc., Class A	24,219	1,075,081
McDonald's Corp.	132,928	3,421,567
Starbucks Corp. *	40,961	1,505,726
Starwood Hotels & Resorts, Class B	21,182	748,572
Wendy's International, Inc.	11,933	474,098
Yum! Brands, Inc. *	30,808	1,044,699
14,152,963
Household Durables 0.5%
American Greetings Corp., Class A *(p)	6,961	146,042
Black & Decker Corp.	8,142	417,277
Centex Corp.	6,510	689,409
Fortune Brands, Inc.	15,278	1,071,752
KB Home	4,855	327,907
Leggett & Platt, Inc.	20,104	495,363
Maytag Corp.	8,227	235,621
Newell Rubbermaid, Inc.	28,740	702,118
Pulte Homes, Inc.	12,998	560,734
Snap-on, Inc.	6,103	190,108
Stanley Works	8,490	321,601
Tupperware Corp. (p)	6,120	108,018
Whirlpool Corp.	7,295	554,055
5,820,005
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Internet & Catalog Retail 0.4%
eBay, Inc. *	67,658	$ 4,535,116
Leisure Equipment & Products 0.2%
Brunswick Corp.	9,585	334,037
Eastman Kodak Co.	30,015	852,726
Hasbro, Inc.	18,275	360,931
Mattel, Inc.	45,026	851,442
2,399,136
Media 3.9%
Clear Channel Communications, Inc.	64,473	2,900,640
Comcast Corp., Class A *	235,754	8,043,926
Dow Jones & Co., Inc.	8,543	422,708
Gannett Co., Inc.	28,390	2,433,307
Interpublic Group of Companies, Inc. *	43,427	718,283
Knight-Ridder, Inc.	8,369	643,743
McGraw-Hill Companies, Inc.	20,067	1,505,426
Meredith Corp.	5,254	264,854
New York Times Co., Class A	15,601	758,209
Omnicom Group, Inc.	19,900	1,639,760
Time Warner, Inc. *	473,591	8,320,994
Tribune Co.	32,705	1,674,169
Univision Communications, Inc., Class A *(p)	33,777	1,194,693
Viacom, Inc., Class B	183,210	7,383,363
Walt Disney Co.	214,224	5,141,376
43,045,451
Multi-line Retail 1.0%
Big Lots, Inc. *	12,243	172,994
Dillards, Inc., Class A	8,725	147,976
Dollar General Corp.	35,297	784,299
Family Dollar Stores, Inc.	18,059	625,564
Federated Department Stores, Inc.	18,936	899,081
J.C. Penney Co., Inc.	28,596	748,643
Kohl's Corp. *	35,611	1,577,567
May Department Stores Co.	30,225	994,403
Nordstrom, Inc.	14,394	565,684
Sears, Roebuck & Co.	26,584	1,176,342
Target Corp.	95,463	3,623,776
11,316,329
Specialty Retail 2.3%
AutoNation, Inc. *	28,810	471,908
AutoZone, Inc. *	9,297	783,923
Bed Bath & Beyond, Inc. *	31,013	1,259,438
Best Buy Co., Inc.	33,895	1,707,969
Circuit City Stores, Inc.	21,938	234,737
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Gap, Inc.	93,826	$ 1,743,287
Home Depot, Inc.	238,298	8,452,430
Limited, Inc.	54,117	984,929
Lowe's Companies, Inc.	82,359	4,410,324
Office Depot, Inc. *	32,797	523,112
RadioShack Corp.	17,189	560,018
Sherwin-Williams Co.	15,269	515,176
Staples, Inc. *	51,860	1,379,995
Tiffany & Co.	15,358	608,791
TJX Companies, Inc.	52,712	1,211,849
Toys 'R' Us, Inc. *(p)	22,359	315,709
25,163,595
Textiles, Apparel & Luxury Goods 0.3%
Jones Apparel Group, Inc.	13,233	450,848
Liz Claiborne, Inc.	11,429	408,816
Nike, Inc., Class B	27,485	1,914,605
Reebok International, Ltd.	6,169	239,234
V.F. Corp.	11,318	481,015
3,494,518
CONSUMER STAPLES 10.7%
Beverages 2.5%
Adolph Coors Co., Class B (p)	3,812	215,530
Anheuser-Busch Companies, Inc.	85,336	4,328,242
Brown-Forman Corp., Class B	12,710	593,684
Coca-Cola Co.	256,763	12,643,010
Coca-Cola Enterprises, Inc.	47,645	1,091,070
Pepsi Bottling Group, Inc.	27,523	729,635
PepsiCo, Inc.	179,806	8,497,632
28,098,803
Food & Staples Retailing 3.4%
Albertsons, Inc. (p)	38,430	897,725
Costco Wholesale Corp. *	47,943	1,777,726
CVS Corp.	41,364	1,477,522
Kroger Co. *	78,040	1,446,081
Safeway, Inc. *	46,325	1,046,482
SuperValu, Inc.	14,044	405,872
SYSCO Corp.	67,781	2,570,933
Wal-Mart Stores, Inc.	453,276	24,408,913
Walgreen Co.	107,375	3,709,806
Winn-Dixie Stores, Inc. (p)	14,832	97,298
37,838,358
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 1.2%
Archer-Daniels Midland Co.	67,729	$ 1,060,636
Campbell Soup Co.	42,978	1,131,611
ConAgra Foods, Inc.	56,236	1,458,762
General Mills, Inc.	39,105	1,776,540
H.J. Heinz Co.	36,853	1,303,859
Hershey Foods Corp.	13,629	1,029,126
Kellogg Co.	42,747	1,616,264
McCormick & Co., Inc.	14,541	431,577
Sara Lee Corp.	82,774	1,764,742
W.M. Wrigley Jr. Co.	23,541	1,324,652
12,897,769
Household Products 1.9%
Clorox Co.	22,103	1,080,395
Colgate-Palmolive Co.	56,269	2,884,912
Kimberly-Clark Corp.	52,836	3,120,494
Procter & Gamble Co.	135,814	13,728,079
20,813,880
Personal Products 0.5%
Alberto Culver Co., Class B	6,155	385,795
Avon Products, Inc.	24,771	1,568,500
Gillette Co.	105,965	3,841,231
5,795,526
Tobacco 1.2%
Altria Group, Inc.	212,737	11,826,050
R.J. Reynolds Tobacco Holdings, Inc.	8,864	523,508
UST, Inc.	17,371	620,318
12,969,876
ENERGY 5.7%
Energy Equipment & Services 0.8%
Baker Hughes, Inc.	35,070	1,230,256
BJ Services Co. *	16,578	648,863
Halliburton Co.	45,881	1,383,312
Nabors Industries, Ltd. *	15,353	675,532
Noble Corp. *	14,012	519,845
Rowan Co., Inc. *	10,899	249,369
Schlumberger, Ltd.	61,317	3,751,374
Transocean Sedco Forex, Inc. *	33,504	902,598
9,361,149
Oil & Gas 4.9%
Amerada Hess Corp.	9,414	530,855
Anadarko Petroleum Corp.	26,278	1,311,272
Apache Corp.	33,942	1,306,088
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas continued
Ashland, Inc.	7,185	$ 332,737
Burlington Resources, Inc.	20,805	1,138,866
ChevronTexaco Corp.	111,958	9,667,573
ConocoPhillips	71,301	4,697,310
Devon Energy Corp.	24,357	1,375,196
EOG Resources, Inc.	12,053	546,001
Exxon Mobil Corp.	692,286	28,238,346
Kerr-McGee Corp.	10,562	514,581
Marathon Oil Corp.	32,494	1,055,405
Occidental Petroleum Corp.	40,336	1,776,801
Sunoco, Inc.	8,090	448,591
Unocal Corp.	27,121	998,595
53,938,217
FINANCIALS 20.6%
Capital Markets 3.7%
Bank of New York Co., Inc.	81,022	2,572,449
Bear Stearns Companies, Inc.	10,267	845,487
Charles Schwab Corp.	142,084	1,788,838
Federated Investors, Inc., Class B	11,381	351,559
Franklin Resources, Inc. *	26,287	1,518,600
Goldman Sachs Group, Inc.	49,590	4,936,685
J.P. Morgan Chase & Co.	213,690	8,310,404
Janus Capital Group, Inc.	25,207	422,973
Lehman Brothers Holdings, Inc.	28,439	2,334,842
Mellon Financial Corp.	45,062	1,473,978
Merrill Lynch & Co., Inc.	99,007	5,820,622
Morgan Stanley	113,435	6,603,051
Northern Trust Corp.	23,080	1,096,300
State Street Corp.	35,004	1,884,965
T. Rowe Price Group, Inc.	13,042	679,879
40,640,632
Commercial Banks 6.1%
AmSouth Bancorp	36,770	908,219
Bank of America Corp.	155,618	12,676,642
Bank One Corp.	117,088	5,925,824
BB&T Corp.	57,249	2,123,938
Charter One Financial, Inc.	23,318	844,345
Comerica, Inc.	18,366	1,048,882
Fifth Third Bancorp	59,597	3,444,111
First Tennessee National Corp.	13,146	583,945
FleetBoston Financial Corp.	110,450	4,923,861
Huntington Bancshares, Inc.	23,973	535,317
KeyCorp	43,900	1,364,851
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Marshall & Ilsley Corp.	23,717	$ 909,073
National City Corp.	63,671	2,197,923
North Fork Bancorp, Inc. (p)	15,886	669,595
PNC Financial Services Group	29,040	1,641,050
Regions Financial Corp.	23,270	872,625
SouthTrust Corp.	34,754	1,181,288
SunTrust Banks, Inc.	29,486	2,133,607
Synovus Financial Corp. (p)	31,605	793,285
U.S. Bancorp	202,009	5,710,794
Union Planters Corp. (p)	19,750	597,833
Wachovia Corp. (g)	138,646	6,410,991
Wells Fargo & Co.	177,216	10,173,971
Zions Bancorp	9,411	551,861
68,223,831
Consumer Finance 1.3%
American Express Co.	134,720	6,983,885
Capital One Financial Corp.	24,185	1,719,070
MBNA Corp.	133,819	3,607,760
Providian Financial Corp. *	30,397	416,135
SLM Corp.	47,218	1,813,171
14,540,021
Diversified Financial Services 2.6%
Citigroup, Inc.	540,300	26,734,048
Moody's Corp.	15,585	995,726
Principal Financial Group	33,827	1,173,797
28,903,571
Insurance 4.6%
Ace, Ltd.	29,229	1,269,123
AFLAC, Inc.	53,713	1,980,935
Allstate Corp.	73,689	3,349,902
AMBAC Financial Group, Inc.	11,191	836,751
American International Group, Inc.	273,146	18,969,990
AON Corp.	32,846	807,026
Chubb Corp.	19,667	1,405,994
Cincinnati Financial Corp.	16,802	727,863
Hartford Financial Services Group, Inc.	29,630	1,906,394
Jefferson Pilot Corp.	14,774	758,497
John Hancock Financial Services, Inc.	30,301	1,256,885
Lincoln National Corp.	18,641	823,000
Loews Corp.	19,423	1,042,238
Marsh & McLennan Co.	55,536	2,606,305
MBIA, Inc.	15,096	951,048
MetLife, Inc.	79,616	2,671,117
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Progressive Corp.	22,623	$ 1,869,791
Prudential Financial, Inc.	56,611	2,462,579
SAFECO Corp.	14,512	631,707
St. Paul Companies, Inc. (p)	23,896	1,006,738
Torchmark Corp.	11,854	562,354
Travelers Property Casualty Corp., Class B	105,243	1,904,898
UnumProvident Corp.	31,008	484,655
XL Capital, Ltd., Class A	14,377	1,142,972
51,428,762
Real Estate 0.4%
Apartment Investment & Management Co., Class A REIT	9,867	347,121
Equity Office Properties Trust REIT	41,870	1,241,446
Equity Residential Properties Trust REIT	28,851	839,564
Plum Creek Timber Co., Inc. REIT	19,166	578,813
ProLogis REIT	18,844	615,068
Simon Property Group, Inc. REIT	20,037	1,042,926
4,664,938
Thrifts & Mortgage Finance 1.9%
Countrywide Financial Corp.	19,284	1,611,178
Fannie Mae	101,769	7,846,390
Freddie Mac	72,865	4,548,233
Golden West Financial Corp.	15,913	1,650,656
MGIC Investment Corp. (p)	10,311	710,841
Washington Mutual, Inc.	94,194	4,172,794
20,540,092
HEALTH CARE 13.3%
Biotechnology 1.2%
Amgen, Inc. *	135,105	8,712,921
Biogen Idec, Inc. *	34,311	1,468,168
Chiron Corp. *	19,660	1,016,422
Genzyme Corp. *	23,476	1,287,659
MedImmune, Inc. *	25,927	609,284
13,094,454
Health Care Equipment & Supplies 2.0%
Applera Corp.	21,789	515,092
Bausch & Lomb, Inc.	5,492	295,195
Baxter International, Inc.	63,921	1,863,297
Becton Dickinson & Co.	26,596	1,198,416
Biomet, Inc.	26,778	1,035,237
Boston Scientific Corp. *	85,796	3,499,619
C.R. Bard, Inc.	5,431	511,600
Guidant Corp.	32,573	2,080,763
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Medtronic, Inc.	126,948	$ 6,248,381
Millipore Corp. *	5,112	265,568
Saint Jude Medical, Inc. *	18,070	1,298,330
Stryker Corp.	20,893	1,854,045
Zimmer Holdings, Inc. *	25,327	1,937,515
22,603,058
Health Care Providers & Services 1.9%
Aetna, Inc.	15,980	1,118,600
AmerisourceBergen Corp.	11,720	645,186
Anthem, Inc. *(p)	14,484	1,184,502
Cardinal Health, Inc.	45,345	2,907,068
CIGNA Corp.	14,714	912,562
Express Scripts, Inc., Class A *(p)	8,226	568,993
HCA, Inc.	51,898	2,330,220
Health Management Associates, Inc., Class A	25,117	615,618
Humana, Inc. *	16,873	393,647
IMS Health, Inc.	25,080	645,308
Manor Care, Inc.	9,336	333,295
McKesson Corp.	30,522	896,736
Medco Health Solutions, Inc. *	28,311	1,043,260
Quest Diagnostics, Inc. *	10,888	925,480
Tenet Healthcare Corp. *	48,679	603,620
UnitedHealth Group, Inc.	61,443	3,740,650
Wellpoint Health Networks, Inc., Class A *	15,913	1,670,865
20,535,610
Pharmaceuticals 8.2%
Abbott Laboratories, Inc.	163,739	7,053,876
Allergan, Inc.	13,662	1,131,897
Bristol-Myers Squibb Co.	203,113	5,697,320
Eli Lilly & Co.	117,608	8,002,048
Forest Laboratories, Inc. *	38,294	2,852,520
Johnson & Johnson Co.	310,872	16,606,782
King Pharmaceuticals, Inc. *	25,256	421,270
Merck & Co., Inc.	233,039	11,092,656
Pfizer, Inc.	799,298	29,278,286
Schering-Plough Corp.	153,901	2,699,424
Watson Pharmaceuticals, Inc. *	11,306	525,842
Wyeth	139,488	5,712,034
91,073,955
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 10.7%
Aerospace & Defense 1.8%
Boeing Co.	88,108	$ 3,678,509
General Dynamics Corp.	20,710	1,893,515
Goodrich Corp.	12,317	379,980
Honeywell International, Inc.	90,288	3,261,203
Lockheed Martin Corp.	47,223	2,295,982
Northrop Grumman Corp.	19,180	1,854,898
Raytheon Co.	43,594	1,330,053
Rockwell Collins, Inc.	18,541	606,105
United Technologies Corp.	49,284	4,708,593
20,008,838
Air Freight & Logistics 1.0%
FedEx Corp.	31,243	2,102,029
Ryder System, Inc.	6,717	247,186
United Parcel Service, Inc., Class B	117,750	8,392,042
10,741,257
Airlines 0.1%
Delta Air Lines, Inc. (p)	12,930	135,765
Southwest Airlines Co.	82,447	1,232,583
1,368,348
Building Products 0.2%
American Standard Companies, Inc. *	7,625	809,775
Masco Corp.	48,510	1,293,277
2,103,052
Commercial Services & Supplies 1.0%
Allied Waste Industries, Inc. *	33,538	457,794
Apollo Group, Inc., Class A *	18,471	1,371,656
Avery Dennison Corp.	11,570	719,191
Cendant Corp. *	106,120	2,403,618
Cintas Corp.	17,886	807,553
Deluxe Corp. (p)	5,294	213,825
Equifax, Inc.	14,567	378,888
H&R Block, Inc.	18,673	1,081,727
Monster Worldwide, Inc.	11,811	289,133
Pitney Bowes, Inc.	24,467	992,871
R. R. Donnelley & Sons Co. (p)	11,900	371,875
Robert Half International, Inc. *(p)	17,933	421,246
Waste Management, Inc.	61,006	1,693,526
11,202,903
Construction & Engineering 0.0%
Fluor Corp. (p)	8,593	318,457
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 0.4%
American Power Conversion Corp. *	20,796	$ 515,533
Cooper Industries, Ltd., Class A	9,777	550,445
Emerson Electric Co.	44,073	2,816,264
Power-One, Inc. *(p)	8,721	109,187
Rockwell Automation, Inc.	19,526	635,962
Thomas & Betts Corp. *(p)	6,123	126,930
4,754,321
Industrial Conglomerates 4.4%
3M Co.	82,205	6,501,593
General Electric Co.	1,051,642	35,366,720
Textron, Inc.	14,246	759,027
Tyco International, Ltd.	209,377	5,600,835
48,228,175
Machinery 1.3%
Caterpillar, Inc.	36,368	2,841,432
Crane Co.	6,224	186,969
Cummins, Inc. (p)	4,430	224,734
Danaher Corp.	16,082	1,472,307
Deere & Co.	25,137	1,573,576
Dover Corp.	21,211	876,438
Eaton Corp.	7,960	924,554
Illinois Tool Works, Inc.	32,271	2,520,365
Ingersoll-Rand Co., Ltd., Class A	18,169	1,208,784
ITT Industries, Inc.	9,665	720,429
Navistar International Corp. *	7,195	342,122
Paccar, Inc.	12,220	960,859
Pall Corp.	13,089	340,314
Parker-Hannifin Corp.	12,419	682,921
14,875,804
Road & Rail 0.4%
Burlington Northern Santa Fe Corp.	38,881	1,249,247
CSX Corp.	22,415	707,417
Norfolk Southern Corp.	40,891	911,869
Union Pacific Corp.	26,726	1,721,155
4,589,688
Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	9,558	460,122
INFORMATION TECHNOLOGY 17.8%
Communications Equipment 3.2%
ADC Telecommunications, Inc. *(p)	84,294	295,029
Andrew Corp. *(p)	16,083	275,663
Avaya, Inc. *	43,642	758,498
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Communications Equipment continued
CIENA Corp. *	49,622	$ 359,759
Cisco Systems, Inc. *	723,031	18,538,515
Comverse Technology, Inc. *	20,196	355,450
Corning, Inc. *	139,274	1,799,420
JDS Uniphase Corp. *(p)	150,286	766,459
Lucent Technologies, Inc. *(p)	439,214	1,967,679
Motorola, Inc.	243,801	4,042,221
QLogic Corp. *	9,893	444,789
QUALCOMM, Inc.	83,796	4,895,362
Scientific-Atlanta, Inc.	15,904	538,191
Tellabs, Inc. *	43,698	432,610
35,469,645
Computers & Peripherals 3.9%
Apple Computer, Inc. *	37,967	856,535
Dell, Inc. *	268,170	8,975,650
EMC Corp. *	251,701	3,533,882
Gateway, Inc. *	33,973	160,353
Hewlett-Packard Co.	319,356	7,597,479
International Business Machines Corp.	180,191	17,880,353
Lexmark International Group, Inc., Class A *	13,456	1,115,368
NCR Corp. *	9,909	411,719
Network Appliance, Inc. *(p)	36,137	808,023
Sun Microsystems, Inc. *	342,147	1,816,801
43,156,163
Electronic Equipment & Instruments 0.6%
Agilent Technologies, Inc. *	49,803	1,835,739
Jabil Circuit, Inc. *(p)	20,920	619,232
Molex, Inc. (p)	19,938	692,646
PerkinElmer, Inc.	13,286	274,356
Sanmina Corp. *	54,182	710,326
Solectron Corp. *	87,558	621,662
Symbol Technologies, Inc.	24,148	417,760
Tektronix, Inc.	8,856	275,156
Thermo Electron Corp. *	17,053	475,267
Waters Corp. *	12,718	482,139
6,404,283
Internet Software & Services 0.3%
Yahoo!, Inc. *	68,846	3,225,435
IT Services 1.1%
Automatic Data Processing, Inc.	62,260	2,661,615
Computer Sciences Corp. *	19,619	875,988
Concord EFS, Inc. *	48,717	687,884
Convergys Corp. *	14,982	250,499
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services continued
Electronic Data Systems Corp.	50,312	$ 1,205,476
First Data Corp.	76,334	2,989,239
Fiserv, Inc. *	20,299	758,371
Paychex, Inc.	39,489	1,480,048
Sabre Group Holdings, Inc., Class A (p)	15,027	317,220
SunGard Data Systems, Inc. *	30,090	936,702
Unisys Corp. *	34,606	478,947
12,641,989
Office Electronics 0.1%
Xerox Corp. *(p)	82,936	1,214,183
Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc. *(p)	36,510	542,539
Altera Corp. *	39,670	888,211
Analog Devices, Inc. *	38,470	1,840,790
Applied Materials, Inc. *	174,191	3,790,396
Applied Micro Circuits Corp. *	32,152	233,745
Broadcom Corp., Class A *	31,717	1,287,393
Intel Corp.	684,137	20,934,592
KLA-Tencor Corp. *	20,393	1,163,829
Linear Technology Corp.	32,721	1,308,840
LSI Logic Corp. *(p)	39,700	408,513
Maxim Integrated Products, Inc.	34,416	1,760,378
Micron Technology, Inc. *	63,952	1,030,267
National Semiconductor Corp. *	19,416	746,545
Novellus Systems, Inc. *	15,955	543,427
NVIDIA Corp. *(p)	16,985	377,916
PMC-Sierra, Inc. *	18,095	396,461
Teradyne, Inc. *	20,040	539,076
Texas Instruments, Inc.	181,259	5,682,470
Xilinx, Inc. *	35,855	1,502,683
44,978,071
Software 4.6%
Adobe Systems, Inc.	24,509	942,616
Autodesk, Inc.	11,689	298,654
BMC Software, Inc. *	23,698	471,590
Citrix Systems, Inc. *	17,190	345,691
Computer Associates International, Inc. (p)	60,651	1,585,417
Compuware Corp. *	40,226	323,015
Electronic Arts, Inc. *	31,198	1,461,938
Intuit, Inc. *	20,790	1,048,232
Mercury Interactive Corp. *(p)	9,430	442,644
Microsoft Corp.	1,132,457	31,312,436
Novell, Inc. *	39,111	496,710
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
Oracle Corp. *	547,421	$ 7,559,884
Parametric Technology Corp. *	27,885	116,838
PeopleSoft, Inc. *	39,270	846,268
Siebel Systems, Inc. *	51,936	692,307
Symantec Corp. *	32,265	1,251,882
Veritas Software Corp. *	44,782	1,471,537
50,667,659
MATERIALS 2.8%
Chemicals 1.5%
Air Products & Chemicals, Inc.	23,802	1,187,958
Dow Chemical Co.	96,413	4,044,525
E.I. du Pont de Nemours & Co.	104,398	4,583,072
Eastman Chemical Co.	8,103	323,229
Ecolab, Inc.	26,986	733,210
Engelhard Corp.	13,140	372,782
Great Lakes Chemical Corp. (p)	5,299	135,654
Hercules, Inc. *	11,616	141,715
International Flavors & Fragrances, Inc.	9,810	359,635
Monsanto Co.	27,440	839,389
PPG Industries, Inc.	17,797	1,036,319
Praxair, Inc.	34,058	1,205,994
Rohm & Haas Co.	23,321	915,816
Sigma-Aldrich Corp. (p)	7,263	425,539
16,304,837
Construction Materials 0.0%
Vulcan Materials Co. (p)	10,651	508,053
Containers & Packaging 0.1%
Ball Corp.	5,903	369,351
Bemis Co., Inc.	5,563	269,639
Pactiv Corp. *	16,470	357,234
Sealed Air Corp. *	8,900	443,131
Temple-Inland, Inc.	5,684	335,640
1,774,995
Metals & Mining 0.7%
Alcoa, Inc.	90,634	3,097,870
Allegheny Technologies, Inc. (p)	8,448	79,411
Freeport-McMoRan Copper & Gold, Inc., Class B (p)	20,435	753,234
Newmont Mining Corp.	45,253	1,885,240
Nucor Corp. (p)	8,200	461,742
Phelps Dodge Corp. *	9,357	708,044
United States Steel Corp.	10,817	368,319
Worthington Industries, Inc. (p)	9,018	147,264
7,501,124
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Paper & Forest Products 0.5%
Boise Cascade Corp.	9,056	$ 293,867
Georgia-Pacific Corp.	26,617	747,938
International Paper Co.	50,322	2,127,111
Louisiana Pacific Corp. *	11,090	235,884
MeadWestvaco Corp.	21,006	566,532
Weyerhaeuser Co.	23,022	1,414,932
5,386,264
TELECOMMUNICATION SERVICES 3.5%
Diversified Telecommunication Services 2.9%
ALLTEL Corp.	32,685	1,591,106
AT&T Corp.	82,728	1,609,887
BellSouth Corp.	193,565	5,657,905
Centurytel, Inc.	15,103	398,719
Citizens Communications Co. *	29,790	349,437
Qwest Communications International, Inc. *	185,203	748,220
SBC Communications, Inc.	346,748	8,842,074
Sprint Corp. (p)	94,676	1,648,309
Verizon Communications, Inc.	289,234	10,661,165
31,506,822
Wireless Telecommunications Services 0.6%
AT&T Wireless Services, Inc. *	284,303	3,141,548
Nextel Communications, Inc., Class A *	115,160	3,039,073
Sprint PCS Group *	108,408	881,357
7,061,978
UTILITIES 2.8%
Electric Utilities 2.0%
Allegheny Energy, Inc. *(p)	13,299	167,833
Ameren Corp.	17,009	821,365
American Electric Power Co., Inc.	41,371	1,350,763
CenterPoint Energy, Inc. (p)	32,057	336,599
Cinergy Corp. (p)	18,650	721,195
CMS Energy Corp. (p)	16,875	148,163
Consolidated Edison, Inc.	23,613	1,034,958
Dominion Resources, Inc.	33,978	2,180,028
DTE Energy Co.	17,627	689,216
Edison International *	34,124	750,728
Entergy Corp.	23,964	1,401,415
Exelon Corp.	34,251	2,294,132
FirstEnergy Corp.	34,546	1,296,166
FPL Group, Inc.	19,266	1,266,739
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
PG&E Corp. *	43,440	$ 1,166,364
Pinnacle West Capital Corp. (p)	9,560	375,230
PPL Corp.	18,572	849,112
Progress Energy, Inc.	25,667	1,149,368
Southern Co. (p)	76,688	2,285,302
TECO Energy, Inc. (p)	19,671	280,705
TXU Corp.	33,923	814,152
Xcel Energy, Inc.	41,771	723,474
22,103,007
Gas Utilities 0.3%
Keyspan Corp.	16,659	607,553
Kinder Morgan, Inc.	12,907	761,513
NICOR, Inc. (p)	4,612	152,888
NiSource, Inc.	27,491	577,311
Peoples Energy Corp. (p)	3,854	163,641
Sempra Energy	23,695	737,862
3,000,768
Multi-Utilities & Unregulated Power 0.5%
AES Corp. *	65,217	636,518
Calpine Corp. *(p)	43,268	251,820
Constellation Energy Group, Inc.	17,519	704,789
Duke Energy Corp.	95,052	2,065,480
Dynegy, Inc., Class A *(p)	39,483	176,489
El Paso Corp. (p)	63,701	541,459
Public Service Enterprise Group, Inc.	24,630	1,119,188
Williams Companies, Inc. (p)	54,272	550,318
6,046,061
Total Common Stocks		1,095,953,915

	Principal Amount	Value

SHORT-TERM INVESTMENTS 4.1%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bills:
0.86%, 03/18/2004 (f)	$ 1,000,000	998,928
0.87%, 03/18/2004 (f)	1,000,000	998,915
1,997,843
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

MUTUAL FUND SHARES 3.9%
Evergreen Institutional Money Market Fund (o)	12,775,108	$ 12,775,108
Navigator Prime Portfolio (pp)	30,333,356	30,333,356
Total Short-Term Investments		45,106,307
Total Investments (cost $829,087,622) 102.8%		1,141,060,222
Other Assets and Liabilities (2.8%)		(31,071,206)
Net Assets 100.0%		$ 1,109,989,016

(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
*	Non income producing security
(g)	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $4,013,346 at January 31, 2004. The Fund earned $100,597 of income from Wachovia Corporation during the six months ended January 31, 2004, which is included in dividend income.
(f)	All or a portion of the principal amount of this security was pledged to cover the initial margin requirements for open futures contracts.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004 (unaudited)

Assets
Identified cost of securities	$ 829,087,622
Net unrealized gains on securities	311,972,600

Market value of securities	1,141,060,222
Receivable for Fund shares sold	1,478,017
Dividends and interest receivable	1,241,143
Receivable for securities lending income	2,561
Receivable from investment advisor	3,333
Prepaid expenses and other assets	67,198

Total assets	1,143,852,474

Liabilities
Dividends payable	192,514
Payable for Fund shares redeemed	3,188,423
Payable for securities on loan	30,333,356
Payable for daily variation margin on open futures contracts	4,125
Distribution Plan expenses payable	30,909
Due to related parties	24,388
Accrued expenses and other liabilities	89,743

Total liabilities	33,863,458

Net assets	$ 1,109,989,016

Net assets represented by
Paid-in capital	$ 902,484,837
Overdistributed net investment income	(69,077)
Accumulated net realized losses on securities and futures contracts	(105,161,609)
Net unrealized gains on securities and futures contracts	312,734,865

Total net assets	$ 1,109,989,016

Net assets consists of
Class A	$ 251,399,330
Class B	215,293,566
Class C	216,251,665
Class I	413,876,476
Class IS	13,167,979

Total net assets	$ 1,109,989,016

Shares outstanding
Class A	5,931,384
Class B	5,104,325
Class C	5,120,149
Class I	9,759,940
Class IS	310,665

Net asset value per share
Class A	$ 42.38
Class A -- Offering price (based on sales charge of 5.75%)	$ 44.97
Class B	$ 42.18
Class C	$ 42.24
Class C -- Offering price (based on sales charge of 1.00%)	$ 42.67
Class I	$ 42.41
Class IS	$ 42.39

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2004 (unaudited)

Investment income
Dividends	$ 9,158,223
Interest	9,083

Total investment income	9,167,306

Expenses
Advisory fee	1,706,846
Distribution Plan expenses
Class A	341,323
Class B	1,015,386
Class C	1,007,512
Class IS	16,579
Administrative services fee	533,261
Transfer agent fees	1,166,377
Trustees' fees and expenses	7,781
Printing and postage expenses	64,753
Custodian and accounting fees	148,589
Registration and filing fees	47,219
Professional fees	13,100
Interest expense	8,243
Other	72,231

Total expenses	6,149,200
Less: Expense reductions	(1,243)
Fee waivers and expense reimbursements	(2,084,952)

Net expenses	4,063,005

Net investment income	5,104,301

Net realized and unrealized gains or losses on securities and futures contracts
Net realized gains or losses on:
Securities	(1,130,179)
Futures contracts	1,589,122

Net realized gains on securities and futures contracts	458,943
Net change in unrealized gains or losses on securities and futures contracts	140,757,474

Net realized and unrealized gains or losses on securities and futures contracts	141,216,417

Net increase in net assets resulting from operations	$ 146,320,718

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2004		Year Ended July 31,
	(unaudited)		2003

Operations
Net investment income		$ 5,104,301		$ 9,267,436
Net realized gains or losses on securities and futures contracts		458,943		(49,861,443)
Net change in unrealized gains or losses on securities and futures contracts		140,757,474		135,413,158

Net increase in net assets resulting from operations		146,320,718		94,819,151

Distributions to shareholders from
Net investment income
Class A		(1,354,371)		(2,161,045)
Class B		(498,878)		(884,222)
Class C		(497,470)		(827,485)
Class I		(2,949,105)		(5,138,678)
Class IS		(78,246)		(139,906)

Total distributions to shareholders		(5,378,070)		(9,151,336)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,004,390	39,841,818	2,417,296	83,111,271
Class B	420,563	16,475,567	979,235	33,166,650
Class C	703,529	27,637,424	1,714,990	58,086,687
Class I	1,413,962	55,808,115	6,417,754	207,769,434
Class IS	25,646	1,020,272	64,183	2,223,256

		140,783,196		384,357,298

Net asset value of shares issued in reinvestment of distributions
Class A	31,770	1,257,673	60,271	2,035,714
Class B	11,377	444,251	23,924	802,074
Class C	9,072	354,719	18,292	614,534
Class I	32,895	1,297,545	89,951	3,032,154
Class IS	1,769	69,938	3,781	127,484

		3,424,126		6,611,960

Automatic conversion of Class B shares to Class A shares
Class A	50,754	2,001,574	130,897	4,392,731
Class B	(51,004)	(2,001,574)	(131,516)	(4,392,731)

		0		0

Payment for shares redeemed
Class A	(753,804)	(29,675,437)	(1,894,761)	(64,323,323)
Class B	(377,634)	(14,860,677)	(1,095,380)	(36,280,433)
Class C	(611,178)	(23,962,943)	(1,266,302)	(41,909,723)
Class I	(3,257,662)	(128,696,854)	(5,549,352)	(186,283,367)
Class IS	(61,742)	(2,455,274)	(60,735)	(2,041,450)

		(199,651,185)		(330,838,296)

Net increase (decrease) in net assets resulting from capital share transactions		(55,443,863)		60,130,962

Total increase in net assets		85,498,785		145,798,777
Net assets
Beginning of period		1,024,490,231		878,691,454

End of period		$ 1,109,989,016		$ 1,024,490,231

Undistributed (overdistributed) net investment income		$ (69,077)		$ 204,692

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Equity Index Fund (the "Fund") is a diversified series of Evergreen Select Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A and Class IS. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee. Class I shares do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended January 31, 2004, EIMC waived its fees in the amount of $1,706,846 and reimbursed expenses in the amount of $321,219 which combined represents 0.38% of the Fund's average daily net assets (on an annualized basis). In addition, EIMC reimbursed expenses relating to Class A shares in the amount of $56,887, which represents 0.05% of the average daily net assets (on an annualized basis) of Class A shares. Total amounts subject to recoupment as of January 31, 2004 were $4,378,950.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2004, the transfer agent fees were equivalent to a rate of 0.22% of the Fund's average daily net assets (on an annualized basis).

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $19,849,093 and $66,184,017, respectively, for the six months ended January 31, 2004.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

At January 31, 2004, the Fund had open futures contracts outstanding as follows:

Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	January 31, 2004	Gain

March 2004	55 S&P 500	$ 14,773,860	$ 15,536,125	$ 762,265

During the six months ended January 31, 2004, the Fund loaned securities to certain brokers. At January 31, 2004, the value of securities on loan and the value of collateral amounted to $29,472,273 and $30,333,356, respectively. During the six months ended January 31, 2004, the Fund earned $15,269 in income from securities lending which is included in dividend income on the Statement of Operations.

On January 31, 2004, the aggregate cost of securities for federal income tax purposes was $844,364,132. The gross unrealized appreciation and depreciation on securities based on tax cost was $359,753,838 and $63,057,748, respectively, with a net unrealized appreciation of $296,696,090.

As of July 31, 2003, the Fund had $57,044,044 in capital loss carryovers for federal income tax purposes with $8,650,511 expiring in 2009, $10,210,556 expiring in 2010 and $38,182,977 expiring in 2011.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended July 31, 2003 in accordance with income tax regulations.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of July 31, 2003, the Fund incurred and elected to defer post-October losses of $33,442,054.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended January 31, 2004, the Fund had average borrowings outstanding of $544,422 on an annualized basis at a rate of 1.51% and paid interest of $8,243.

10. SUBSEQUENT EVENT

Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase.

This page left intentionally blank

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $251.3 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of January 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

565220 rv1   3/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Strategic Value Fund

Evergreen Strategic Value Fund: Semiannual Report as of January 31, 2004

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

March 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Strategic Value Fund, which covers the six-month period ended January 31, 2004.

We entered the most recent six-month period ended January 31, 2004 on the heels of one of the most volatile periods for interest rates in history. After impressive gains for the major equity market indices during the first half of 2003, the possibility of deflation, which had the potential to drive both prices and corporate profits significantly lower, grew as a concern for the capital markets.

The deflation concerns surfaced shortly before the start of the investment period. Federal Reserve Chairman Alan Greenspan stated that monetary policymakers were growing concerned about "the possibility of an unwelcome, substantial fall in inflation." Predictably, market interest rates declined, with the yield on the 10-year Treasury having fallen to a low of 3.1% in June. Yet during his semiannual testimony to congressional banking committees in July, the Fed Chairman openly discussed the potential for the U.S. economy to expand in excess of 4.5% during 2004. Market interest rates quickly surged with the yield on the 10-year climbing to 4.6% in late July. Over the course of six weeks, the yield on the 10-year Treasury had risen by 150 basis points.

Despite this turmoil in interest rates, equities largely held their ground during the summer months. Initially, it appeared that during the inflation scare investors were focusing on the short-term benefits of lower interest rates improving the relative valuation of their investments. Yet concerns regarding the longer-term prospects

1

LETTER TO SHAREHOLDERS continued

for lower profits never had time to materialize, since several positive fundamentals combined to support equities through the dog days of summer.

After achieving relative clarity on Iraq, equities were buoyed by the changes in fiscal legislation. The new tax laws regarding capital gains and dividends provided investors with the most attractive after-tax opportunity in more than sixty years. In addition, the changes in dividend taxation would likely provide companies with an incentive to issue more stock over debt, share profits more generously through tax advantaged dividend payouts and potentially enhance total return opportunities, as yield would likely become an increasingly larger component of total return going forward. Indeed, several large companies such as Microsoft initiated dividends for the first time.

The environment of low interest rates and enhanced fiscal incentives also resulted in stronger economic growth. Third quarter Gross Domestic Product (GDP) grew in excess of 8%, powered by personal consumption. The one time refund of child tax credit checks would help in the short-term, yet the incentives for business investment would enable the recovery to broaden over the long-term, enhancing the likelihood of a sustainable expansion. Business investment surged in the second half of 2003, led by spending on equipment and software. Smaller businesses were also taking advantage of investment incentives, potentially strengthening the long-term trends for employment growth.

This broadening of the economic recovery from personal consumption to capital investment had the desirable effect on corporate profitability. Enhanced by major cost cutting throughout the recession and early recovery, corporate earnings surged in the second half of the year, propelling the major equity market indices higher. These solid profits were augmented by conciliatory comments from Fed officials, frequently suggesting policy

2

LETTER TO SHAREHOLDERS continued

accommodation could last for a "considerable period." On this hope, and the attractive prospects for relative valuation, equities climbed higher through the new year.

Throughout the investment period, small cap stocks outperformed their larger brethren, as attractive valuations and superior earnings growth commanded significant attention from investors. Also, after a period of underperformance, value stocks began to catch up with growth indexes as the investment period concluded.

Considering these earnings prospects with improving trends for dividend growth, we believe the long-term opportunities remain favorable for diversified equity portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of January 31, 2004

MANAGEMENT TEAM

Timothy E. O'Grady
Value Equity Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 12/31/1981

	Class A	Class B	Class C	Class I	Class IS
Class inception date	3/27/2002	3/27/2002	3/27/2002	11/24/1997	3/11/1998

6-month return
with sales charge	6.88%	8.05%	12.01%	N/A	N/A

6-month return
w/o sales charge	13.40%	13.05%	13.01%	13.60%	13.47%

Average annual return *

1 year with sales charge	20.70%	22.22%	26.16%	N/A	N/A

1 year w/o sales charge	28.06%	27.22%	27.16%	28.48%	28.12%

5 year	0.56%	1.18%	1.55%	1.94%	1.68%

10 year	9.01%	9.55%	9.55%	9.76%	9.49%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Strategic Value Fund Class A shares,1 versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 0.25% for Class IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower. Historical performance shown for Class I prior to its inception is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)
		Year Ended July 31,
CLASS A		2003	2002[1,2,3]
Net asset value, beginning of period	$19.17	$17.78	$21.93
Income from investment operations
Net investment income	0.10	0.19	0.02
Net realized and unrealized gains or losses on securities	2.46	1.39	-4.17
Total from investment operations	2.56	1.58	-4.15
Distributions to shareholders from
Net investment income	-0.11	-0.19	0
Net asset value, end of period	$21.62	$19.17	$17.78
Total return[4]	13.40%	8.98%	-18.92%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,184	$900	$59
Ratios to average net assets
Expenses[5]	1.08%[6]	1.08%	0.67%[6]
Net investment income (loss)	0.95%[6]	1.01%	-0.19%[6]
Portfolio turnover rate	25%	71%	39%

[1]   For the period from March 27, 2002 (commencement of class operations), to July 31, 2002.

[2]   Reflects a 10 for 1 stock split issued on April 26, 2002.

[3]   Net investment income per share is based on average shares outstanding during the period.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)
		Year Ended July 31,
CLASS B		2003	2002[1,2,3]
Net asset value, beginning of period	$19.15	$17.75	$21.93
Income from investment operations
Net investment income	0.02	0.07	0
Net realized and unrealized gains or losses on securities	2.48	1.42	-4.18
Total from investment operations	2.50	1.49	-4.18
Distributions to shareholders from
Net investment income	-0.05	-0.09	0
Net asset value, end of period	$21.60	$19.15	$17.75
Total return[4]	13.05%	8.43%	-19.06%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,480	$1,066	$199
Ratios to average net assets
Expenses[5]	1.78%[6]	1.80%	1.90%[6]
Net investment income	0.26%[6]	0.32%	0.06%[6]
Portfolio turnover rate	25%	71%	39%

[1]   For the period from March 27, 2002 (commencement of class operations), to July 31, 2002.

[2]   Reflects a 10 for 1 stock split issued on April 26, 2002.

[3]   Net investment income per share is based on average shares outstanding during the period.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)
		Year Ended July 31,
CLASS C		2003	2002[1,2,3]
Net asset value, beginning of period	$19.15	$17.76	$21.93
Income from investment operations
Net investment income	0.02	0.07	0
Net realized and unrealized gains or losses on securities	2.47	1.41	-4.17
Total from investment operations	2.49	1.48	-4.17
Distributions to shareholders from
Net investment income	-0.05	-0.09	0
Net asset value, end of period	$21.59	$19.15	$17.76
Total return[4]	13.01%	8.38%	-19.02%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,147	$656	$139
Ratios to average net assets
Expenses[5]	1.78%[6]	1.80%	1.82%[6]
Net investment income (loss)	0.23%[6]	0.33%	-0.06%[6]
Portfolio turnover rate	25%	71%	39%

[1]   For the period from March 27, 2002 (commencement of class operations), to July 31, 2002.

[2]   Reflects a 10 for 1 stock split issued on April 26, 2002.

[3]   Net investment income per share is based on average shares outstanding during the period.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)
		Year Ended July 31,			Year Ended June 30,
CLASS I		2003	2002[1,2]	2001[1,3]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$19.18	$17.76	$23.05	$23.00	$21.31	$23.72	$22.60
Income from investment operations
Net investment income	0.13	0.24	0.65	0.02	0.23	0.25	0.33
Net realized and unrealized gains or losses on securities	2.47	1.42	-5.52	0.04	1.97	-1.95	1.57
Total from investment operations	2.60	1.66	-4.87	0.06	2.20	-1.70	1.90
Distributions to shareholders from
Net investment income	-0.14	-0.24	-0.22	-0.01	-0.23	-0.29	-0.29
Net realized gains	0	0	-0.20	0	-0.28	-0.42	-0.49
Total distributions to shareholders	-0.14	-0.24	-0.42	-0.01	-0.51	-0.71	-0.78
Net asset value, end of period	$21.64	$19.18	$17.76	$23.05	$23.00	$21.31	$23.72
Total return	13.60%	9.46%	-21.40%	0.28%	10.38%	-7.33%	8.85%
Ratios and supplemental data
Net assets, end of period (thousands)	$780,338	$700,894	$732,110	$835,732	$815,097	$750,470	$530,995
Ratios to average net assets
Expenses[4]	0.78%[5]	0.80%	0.77%	0.76%[5]	0.75%	0.75%	0.71%
Net investment income	1.27%[5]	1.36%	1.07%	0.78%[5]	1.01%	1.14%	1.61%
Portfolio turnover rate	25%	71%	39%	3%	38%	31%	41%

[1]   Reflects a 10 for 1 stock split issued on April 26, 2002.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)
		Year Ended July 31,			Year Ended June 30,
CLASS IS		2003	2002[1,2]	2001[1,3]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$19.17	$17.76	$23.04	$22.99	$21.32	$23.72	$22.60
Income from investment operations
Net investment income	0.10	0.20	0.54	0	0.18	0.19	0.29
Net realized and unrealized gains or losses on securities	2.47	1.41	-5.45	0.05	1.94	-1.93	1.56
Total from investment operations	2.57	1.61	-4.91	0.05	2.12	-1.74	1.85
Distributions to shareholders from
Net investment income	-0.11	-0.20	-0.17	0	-0.17	-0.24	-0.24
Net realized gains	0	0	-0.20	0	-0.28	-0.42	-0.49
Total distributions to shareholders	-0.11	-0.20	-0.37	0	-0.45	-0.66	-0.73
Net asset value, end of period	$21.63	$19.17	$17.76	$23.04	$22.99	$21.32	$23.72
Total return	13.47%	9.14%	-21.58%	0.26%	10.06%	-7.56%	8.60%
Ratios and supplemental data
Net assets, end of period (thousands)	$7,813	$6,728	$5,765	$9,884	$10,093	$6,724	$1,810
Ratios to average net assets
Expenses[4]	1.03%[5]	1.05%	1.01%	1.01%[5]	1.01%	1.00%	0.96%
Net investment income	1.03%[5]	1.10%	0.82%	0.54%[5]	0.75%	0.87%	1.34%
Portfolio turnover rate	25%	71%	39%	3%	38%	31%	41%

[1]   Reflects a 10 for 1 stock split issued on April 26, 2002.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS 96.6%
CONSUMER DISCRETIONARY 9.6%
Household Durables 0.9%
Black & Decker Corp.	137,818	$ 7,063,173
Leisure Equipment & Products 0.3%
Eastman Kodak Co.	82,864	2,354,166
Media 6.0%
Comcast Corp., Class A *	469,031	15,454,571
Liberty Media Corp., Class A *	1,033,050	12,024,702
New York Times Co., Class A	68,443	3,326,330
News Corp., Ltd., ADR	72,242	2,316,079
Time Warner, Inc. *	823,958	14,476,942
47,598,624
Specialty Retail 0.8%
Barnes & Noble, Inc. *	179,560	6,078,106
Textiles, Apparel & Luxury Goods 1.6%
Jones Apparel Group, Inc.	120,461	4,104,106
Liz Claiborne, Inc.	252,182	9,020,550
13,124,656
CONSUMER STAPLES 6.7%
Beverages 2.2%
Anheuser-Busch Companies, Inc.	137,568	6,977,449
PepsiCo, Inc.	217,280	10,268,653
17,246,102
Food Products 1.1%
Kellogg Co.	227,806	8,613,345
Household Products 1.1%
Procter & Gamble Co.	87,166	8,810,739
Tobacco 2.3%
Altria Group, Inc.	328,154	18,242,081
ENERGY 10.5%
Energy Equipment & Services 2.4%
Cooper Cameron Corp. *	47,993	2,001,308
ENSCO International, Inc.	147,161	4,194,089
Halliburton Co.	285,164	8,597,695
Noble Corp. *	118,163	4,383,847
19,176,939
Oil & Gas 8.1%
BP plc, ADR	168,005	7,997,038
ChevronTexaco Corp.	85,755	7,404,944
ConocoPhillips	85,992	5,665,153
Devon Energy Corp.	116,053	6,552,352
EOG Resources, Inc.	121,515	5,504,630
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas continued
Exxon Mobil Corp.	410,899	$ 16,760,570
Occidental Petroleum Corp.	189,999	8,369,456
XTO Energy, Inc.	228,883	6,003,601
64,257,744
FINANCIALS 28.5%
Capital Markets 6.0%
J.P. Morgan Chase & Co.	239,279	9,305,560
Merrill Lynch & Co., Inc.	284,429	16,721,581
Morgan Stanley	276,862	16,116,137
State Street Corp.	105,907	5,703,092
47,846,370
Commercial Banks 11.5%
Bank of America Corp.	288,963	23,538,926
Bank One Corp.	262,905	13,305,622
PNC Financial Services Group	142,789	8,069,006
SunTrust Banks, Inc.	109,080	7,893,029
U.S. Bancorp	644,691	18,225,415
Wells Fargo & Co.	343,936	19,745,366
90,777,364
Consumer Finance 1.6%
American Express Co.	237,082	12,290,331
Diversified Financial Services 4.5%
Citigroup, Inc.	719,395	35,595,665
Insurance 2.8%
Allstate Corp.	228,487	10,387,019
American International Group, Inc.	172,457	11,977,139
22,364,158
Thrifts & Mortgage Finance 2.1%
Sovereign Bancorp, Inc.	260,541	5,890,832
Washington Mutual, Inc.	250,115	11,080,094
16,970,926
HEALTH CARE 7.9%
Health Care Equipment & Supplies 0.5%
Becton Dickinson & Co.	90,000	4,055,400
Health Care Providers & Services 1.9%
Aetna, Inc.	116,841	8,178,870
AmerisourceBergen Corp.	70,071	3,857,408
Anthem, Inc. * (p)	30,538	2,497,398
14,533,676
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 5.5%
Bristol-Myers Squibb Co.	256,389	$ 7,191,711
Merck & Co., Inc.	181,405	8,634,878
Pfizer, Inc.	504,948	18,496,245
Wyeth	231,406	9,476,076
43,798,910
INDUSTRIALS 13.0%
Aerospace & Defense 3.0%
Honeywell International, Inc.	344,238	12,433,876
Lockheed Martin Corp.	92,853	4,514,513
Northrop Grumman Corp.	68,046	6,580,729
23,529,118
Commercial Services & Supplies 1.1%
Waste Management, Inc.	310,878	8,629,973
Electrical Equipment 1.1%
Emerson Electric Co.	142,604	9,112,396
Industrial Conglomerates 2.5%
3M Co.	88,826	7,025,248
Tyco International, Ltd.	478,998	12,813,197
19,838,445
Machinery 4.5%
Deere & Co.	219,363	13,732,124
Illinois Tool Works, Inc.	91,214	7,123,813
Ingersoll-Rand Co., Ltd., Class A	124,469	8,280,922
SPX Corp. *	113,086	6,416,500
35,553,359
Road & Rail 0.8%
CSX Corp.	205,633	6,489,778
INFORMATION TECHNOLOGY 7.2%
Communications Equipment 1.5%
Nokia Corp., ADR (p)	563,267	11,637,096
Computers & Peripherals 1.7%
Hewlett-Packard Co.	568,021	13,513,219
Electronic Equipment & Instruments 1.3%
Ingram Micro, Inc., Class A *	91,340	1,525,378
Thermo Electron Corp. *	326,903	9,110,787
10,636,165
IT Services 1.0%
First Data Corp.	198,900	7,788,924
Software 1.7%
Microsoft Corp.	480,795	13,293,982
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS 4.2%
Chemicals 1.3%
PPG Industries, Inc.	170,861	$ 9,949,236
Metals & Mining 1.7%
Peabody Energy Corp.	137,543	5,505,846
Phelps Dodge Corp. *	108,519	8,211,633
13,717,479
Paper & Forest Products 1.2%
International Paper Co.	218,300	9,227,541
TELECOMMUNICATION SERVICES 4.9%
Diversified Telecommunication Services 4.9%
ALLTEL Corp.	59,158	2,879,811
BellSouth Corp.	178,924	5,229,949
Centurytel, Inc.	282,479	7,457,446
SBC Communications, Inc.	348,656	8,890,728
Telefonos de SA de CV, ADR (p)	107,341	3,693,604
Verizon Communications, Inc.	287,232	10,587,371
38,738,909
UTILITIES 4.1%
Electric Utilities 3.1%
Exelon Corp.	193,709	12,974,629
FPL Group, Inc.	132,937	8,740,607
Wisconsin Energy Corp.	90,945	3,009,370
24,724,606
Multi-Utilities & Unregulated Power 1.0%
SCANA Corp.	217,500	7,551,600
Total Common Stocks		764,730,301
SHORT-TERM INVESTMENTS 4.2%
MUTUAL FUND SHARES 4.2%
Evergreen Institutional Money Market Fund (o)	20,411,045	20,411,045
Navigator Prime Portfolio (pp)	13,302,964	13,302,964
Total Short-Term Investments		33,714,009
Total Investments (cost $662,207,664) 100.8%		798,444,310
Other Assets and Liabilities (0.8%)		(6,482,684)
Net Assets 100.0%		$ 791,961,626

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004 (unaudited)

Assets
Identified cost of securities	$ 662,207,664
Net unrealized gains on securities	136,236,646

Market value of securities	798,444,310
Receivable for securities sold	17,925,140
Receivable for Fund shares sold	306,576
Dividends receivable	1,060,840
Receivable for securities lending income	1,238
Prepaid expenses and other assets	56,132

Total assets	817,794,236

Liabilities
Dividends payable	388,236
Payable for securities purchased	11,691,907
Payable for Fund shares redeemed	339,833
Payable for securities on loan	13,302,964
Advisory fee payable	40,325
Distribution Plan expenses payable	402
Due to other related parties	7,561
Accrued expenses and other liabilities	61,382

Total liabilities	25,832,610

Net assets	$ 791,961,626

Net assets represented by
Paid-in capital	$ 762,936,878
Overdistributed net investment income	(62,858)
Accumulated net realized losses on securities	(107,149,040)
Net unrealized gains on securities	136,236,646

Total net assets	$ 791,961,626

Net assets consists of
Class A	$ 1,183,994
Class B	1,479,822
Class C	1,146,785
Class I	780,337,694
Class IS	7,813,331

Total net assets	$ 791,961,626

Shares outstanding
Class A	54,752
Class B	68,511
Class C	53,105
Class I	36,060,101
Class IS	361,182

Net asset value per share
Class A	$ 21.62
Class A -- Offering price (based on sales charge of 5.75%)	$ 22.94
Class B	$ 21.60
Class C	$ 21.59
Class C -- Offering price (based on sales charge of 1.00%)	$ 21.81
Class I	$ 21.64
Class IS	$ 21.63

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2004 (unaudited)

Investment income
Dividends	$ 7,946,093

Expenses
Advisory fee	2,404,499
Distribution Plan expenses
Class A	1,591
Class B	6,546
Class C	4,076
Class IS	8,701
Administrative services fee	387,730
Transfer agent fees	51,018
Trustees' fees and expenses	5,232
Printing and postage expenses	22,694
Custodian and accounting fees	97,837
Registration and filing fees	27,221
Professional fees	9,418
Other	11,831

Total expenses	3,038,394
Less: Expense reductions	(881)

Net expenses	3,037,513

Net investment income	4,908,580

Net realized and unrealized gains or losses on securities
Net realized gains on securities	20,882,534
Net change in unrealized gains or losses on securities	74,446,513

Net realized and unrealized gains or losses on securities	95,329,047

Net increase in net assets resulting from operations	$ 100,237,627

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2004		Year Ended
	(unaudited)		July 31, 2003

Operations
Net investment income		$ 4,908,580		$ 9,004,580
Net realized gains or losses on securities		20,882,534		(77,211,904)
Net change in unrealized gains or losses on securities		74,446,513		125,554,528

Net increase in net assets resulting from operations		100,237,627		57,347,204

Distributions to shareholders from
Net investment income
Class A		(5,709)		(4,336)
Class B		(2,878)		(3,118)
Class C		(1,774)		(1,927)
Class I		(5,166,877)		(8,825,448)
Class IS		(39,389)		(62,723)

Total distributions to shareholders		(5,216,627)		(8,897,552)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	13,710	279,831	122,954	2,207,170
Class B	22,220	440,345	54,388	967,068
Class C	23,816	488,922	32,042	575,977
Class I	5,322,771	105,134,054	15,732,339	278,767,063
Class IS	117,000	2,375,862	172,933	3,083,707

		108,719,014		285,600,985

Net asset value of shares issued in reinvestment of distributions
Class A	247	4,973	198	3,534
Class B	114	2,263	144	2,555
Class C	61	1,211	94	1,667
Class I	59,364	1,193,281	163,785	2,876,418
Class IS	1,182	23,730	1,982	35,148

		1,225,458		2,919,322

Automatic conversion of Class B shares to Class A shares
Class A	4,917	96,649	23	435
Class B	(4,921)	(96,649)	(23)	(435)

		0		0

Payment for shares redeemed
Class A	(11,095)	(231,046)	(79,538)	(1,416,344)
Class B	(4,581)	(93,993)	(10,026)	(179,342)
Class C	(5,018)	(99,755)	(5,708)	(99,209)
Class I	(5,870,989)	(120,676,623)	(20,574,038)	(360,666,452)
Class IS	(107,930)	(2,147,517)	(148,662)	(2,634,662)

		(123,248,934)		(364,996,009)

Net decrease in net assets resulting from capital share transactions		(13,304,462)		(76,475,702)

Total increase (decrease) in net assets		81,716,538		(28,026,050)
Net assets
Beginning of period		710,245,088		738,271,138

End of period		$ 791,961,626		$ 710,245,088

Undistributed (overdistributed) net investment income		$ (62,858)		$ 245,189

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Strategic Value Fund (the "Fund") is a diversified series of Evergreen Select Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A and Class IS. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee. Class I shares do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

18

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.62% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

19

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended January 31, 2004, the Fund paid brokerage commissions of $101,171 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $183,158,757 and $191,058,359, respectively, for the six months ended January 31, 2004.

During the six months ended January 31, 2004, the Fund loaned securities to certain brokers. At January 31, 2004, the value of securities on loan and the value of collateral amounted to $13,067,717 and $13,302,964, respectively. During the six months ended January 31, 2004, the Fund earned $7,602 in income from securities lending which is included in dividend income on the Statement of Operations.

On January 31, 2004, the aggregate cost of securities for federal income tax purposes was $670,654,009. The gross unrealized appreciation and depreciation on securities based on tax cost was $146,097,908 and $18,307,607, respectively, with a net unrealized appreciation of $127,790,301.

As of July 31, 2003, the Fund had $60,166,275 in capital loss carryovers for federal income tax purposes expiring in 2011.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of July 31, 2003, the Fund incurred and elected to defer post-October losses of $59,418,953.

20

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended January 31, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. SUBSEQUENT EVENT

Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase.

21

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $251.3 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of January 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

565223 rv1   3/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Applicable for annual reports only.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 25, 2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: March 25, 2004